Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Net Loss per Common Share

	For the Three Months
	Ended March 31,
	2023	2022
Numerator:	$(1,308,174)	$(2,919,775)
Net (loss)

Denominator:
Denominator for basic earnings per share - Weighted-average common shares issued and outstanding during the period	25,551,752	23,134,059
Denominator for diluted earnings per share	25,551,752	23,134,059
Basic (loss) per share	$(0.05)	$(0.13)
Diluted (loss) per share	$(0.05)	$(0.13)

	For the Years
	Ended December 31,
	2022	2021
Numerator:
Net (loss)	$(15,223,028)	$(28,100,245)

Denominator:
Denominator for basic earnings per share - Weighted-average common shares issued and outstanding during the period	22,106,703	16,603,788
Denominator for diluted earnings per share	22,106,703	16,603,788
Basic (loss) per share	$(0.69)	$(1.69)
Diluted (loss) per share	$(0.69)	$(1.69)